Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2023InducementPlanCommonStock, parvalue$0.0001per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	24.3
Maximum Aggregate Offering Price	$ 48,600,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,440.66
Offering Note

(1)

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock, par value $0.0001 per share (“Common Stock”), of IDEAYA Biosciences, Inc. (the “Registrant”) that become issuable under the Registrant’s 2023 Employment Inducement Award Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low prices of the Registrant’s shares of Common Stock as reported on the Nasdaq Global Select Market on August 1, 2025, which date is within five business days prior to the filing of this Registration Statement.